N-2 - USD ($)		6 Months Ended	12 Months Ended
		Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001396277
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Calamos Global Dynamic Income Fund
Document Period End Date		Apr. 30, 2026
Financial Highlights [Abstract]
Senior Securities Coverage per Unit	[1]	$ 4,197	$ 4,104	$ 3,561	$ 4,469	$ 5,209	$ 4,288
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund’s custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Each Fund’s net counterparty exposure, if any, is reflected in the Schedules of Investments. The net unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts for any of the Funds at April 30, 2026.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. As of April 30, 2026, the Funds had outstanding purchased options and/or written options as listed on the Schedules of Investments.

Interest Rate Risk. Each Fund may engage in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 7 - Notes Payable). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/ depreciation on interest rate swaps in the Statements of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statements of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of each Fund. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

Annual Dividend Payment		$ (0.3)	(0.6)	(0.6)	(0.6)	(0.82)	(0.84)
Annual Dividend Payment, Current		0.05
Share Price		8.3	7.67	6.9	5.22	5.64	10.39
NAV Per Share		$ 9.43	$ 8.58	$ 7.72	$ 5.99	$ 6.12	$ 10.14	$ 8.03
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		63,864,387
Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund’s custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund’s custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Each Fund’s net counterparty exposure, if any, is reflected in the Schedules of Investments. The net unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts for any of the Funds at April 30, 2026.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. As of April 30, 2026, the Funds had outstanding purchased options and/or written options as listed on the Schedules of Investments.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Each Fund may engage in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 7 - Notes Payable). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/ depreciation on interest rate swaps in the Statements of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statements of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of each Fund. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

Notes Payable [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 203,550,000	$ 192,050,000	$ 211,550,000	$ 130,550,000	$ 109,550,000	$ 206,500,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 7 – Notes Payable

The Funds have each entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$430.0
Calamos Convertible and High Income Fund	480.0
Calamos Strategic Total Return Fund	1,230.0
Calamos Dynamic Convertible and Income Fund	370.0
Calamos Global Dynamic Income Fund	265.0
Calamos Global Total Return Fund	55.0
Calamos Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds’ custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement was charged on the drawn amount at the rate of Overnight Bank Funding Rate (“OBFR”) plus 0.52% during the period ended April 30, 2026. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2026, the Funds borrowed according to the table below:

			TOTAL
	AVERAGE		OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Convertible Opportunities and Income Fund	$301.7	4.27%	$301.7	4.16%
Calamos Convertible and High Income Fund	328.9	4.27%	328.9	4.16%
Calamos Strategic Total Return Fund	1,071.7	4.27%	1,090.0	4.16%

	AVERAGE		TOTAL OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Dynamic Convertible and Income Fund	193.3	4.27%	$193.3	4.16%
Calamos Global Dynamic Income Fund	198.3	4.27%	203.6	4.16%
Calamos Global Total Return Fund	45.0	4.27%	46.1	4.16%
Calamos Long/Short Equity & Dynamic Income Trust	120.0	4.27%	120.0	4.16%

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. The securities on loan are collateralized by cash collateral received and not securities as disclosed in the Statements of Assets and Liabilities and the Schedules of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund’s agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm’s length relationships in which one party may benefit at the expense of the other party. As of April 30, 2026, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MILLIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$91.8	$64.1	$27.7
Calamos Convertible and High Income Fund	96.4	58.1	38.3
Calamos Strategic Total Return Fund	436.7	43.2	393.5
Calamos Dynamic Convertible and Income Fund	32.5	19.9	12.6
Calamos Global Dynamic Income Fund	32.6	8.1	24.5
Calamos Global Total Return Fund	8.4	1.4	7.0
Calamos Long/Short Equity & Dynamic Income Trust	2.4	2.2	0.2

Long Term Debt, Structuring [Text Block]

The Funds have each entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$430.0
Calamos Convertible and High Income Fund	480.0
Calamos Strategic Total Return Fund	1,230.0
Calamos Dynamic Convertible and Income Fund	370.0
Calamos Global Dynamic Income Fund	265.0
Calamos Global Total Return Fund	55.0
Calamos Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds’ custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement was charged on the drawn amount at the rate of Overnight Bank Funding Rate (“OBFR”) plus 0.52% during the period ended April 30, 2026. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2026, the Funds borrowed according to the table below:

			TOTAL
	AVERAGE		OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Convertible Opportunities and Income Fund	$301.7	4.27%	$301.7	4.16%
Calamos Convertible and High Income Fund	328.9	4.27%	328.9	4.16%
Calamos Strategic Total Return Fund	1,071.7	4.27%	1,090.0	4.16%

	AVERAGE		TOTAL OUTSTANDING	INTEREST RATE
	BORROWINGS	AVERAGE	BORROWINGS	APPLICABLE
FUND	(IN MILLIONS)	INTEREST RATE	(IN MILLIONS)	TO BORROWINGS
Calamos Dynamic Convertible and Income Fund	193.3	4.27%	$193.3	4.16%
Calamos Global Dynamic Income Fund	198.3	4.27%	203.6	4.16%
Calamos Global Total Return Fund	45.0	4.27%	46.1	4.16%
Calamos Long/Short Equity & Dynamic Income Trust	120.0	4.27%	120.0	4.16%

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. The securities on loan are collateralized by cash collateral received and not securities as disclosed in the Statements of Assets and Liabilities and the Schedules of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund’s agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm’s length relationships in which one party may benefit at the expense of the other party. As of April 30, 2026, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MILLIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Calamos Convertible Opportunities and Income Fund	$91.8	$64.1	$27.7
Calamos Convertible and High Income Fund	96.4	58.1	38.3
Calamos Strategic Total Return Fund	436.7	43.2	393.5
Calamos Dynamic Convertible and Income Fund	32.5	19.9	12.6
Calamos Global Dynamic Income Fund	32.6	8.1	24.5
Calamos Global Total Return Fund	8.4	1.4	7.0
Calamos Long/Short Equity & Dynamic Income Trust	2.4	2.2	0.2

Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 48,500,000	$ 48,500,000	$ 48,500,000	$ 70,000,000	$ 70,000,000	$ 70,000,000
Preferred Stock Liquidating Preference	[2]	$ 440	$ 406	$ 388	$ 208	$ 204	$ 316
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Mandatory Redeemable Preferred Shares

All Funds except Long/Short Equity & Dynamic Income Trust have MRPS issued and outstanding, with CHI, CHY, CSQ, and CCD, each divided into four series with different mandatory redemption dates and dividend rates, while CGO and CHW are each divided into three series with different mandatory redemption dates and dividend rates. On September 9, 2024, CHI issued $33,000,000, CHY issued $36,000,000, CSQ issued $80,000,000, and CCD issued $21,000,000 of Series G MRPS with a mandatory redemption date of September 9, 2029 and redeemable at $25.00 per share, respectively. CGO and CHW did not participate in the issuance of Series G MRPS.

The tables below summarize the key terms of each Fund’s series of the MRPS at April 30, 2026.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,340	$25		$33,500,000
Series D	8/24/21	8/24/26	2.45%	1,320	$25		$33,000,000
Series E	3/8/22	5/24/27	2.68%	1,330	$25		$33,250,000
Series G	9/9/24	9/9/29	6.24%	1,320	$25		$33,000,000
						Total	$132,750,000

CALAMOS CONVERTIBLE AND HIGH INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,480	$25		$37,000,000
Series D	8/24/21	8/24/26	2.45%	1,400	$25		$35,000,000
Series E	3/8/22	5/24/27	2.68%	1,460	$25		$36,500,000
Series G	9/9/24	9/9/29	6.24%	1,440	$25		$36,000,000
						Total	$144,500,000

CALAMOS STRATEGIC TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	3,240	$25		$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25		$62,000,000
Series F	5/24/22	5/24/27	3.66%	4,000	$25		$100,000,000
Series G	9/9/24	9/9/29	6.24%	3,200	$25		$80,000,000
						Total	$323,000,000

CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	860	$25		$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25		$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25		$21,250,000
Series G	9/9/24	9/9/29	6.24%	840	$25		$21,000,000
						Total	$91,750,000

CALAMOS GLOBAL DYNAMIC INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	880	$25		$22,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25		$5,000,000
Series E	3/8/22	5/24/27	2.68%	860	$25		$21,500,000
						Total	$48,500,000

CALAMOS GLOBAL TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000’S)	LIQUIDATION PREFERENCE PER SHARE		AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	160	$25		$4,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25		$5,000,000
Series E	3/8/22	5/24/27	2.68%	160	$25		$4,000,000
						Total	$13,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in each Fund’s Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2026, all MRPS were rated ‘AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, each Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with each Fund’s Statement of Operations.

With regard to the Series C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

In accordance with that certain Statement of Preferences governing the Series D, E, F and G MRPS, for so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Security Dividends [Text Block]

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with each Fund’s Statement of Operations.

Security Voting Rights [Text Block]

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Preferred Stock Restrictions, Other [Text Block]

With regard to the Series C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

Mandatory Redeemable Preferred Shares Series C [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 22,000,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Series C
Mandatory Redeemable Preferred Shares Series D [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 5,000,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Series D
Mandatory Redeemable Preferred Shares Series E [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 21,500,000
Preferred Stock Liquidating Preference		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Series E
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 9 – Common Shares

Each Fund has unlimited common shares of beneficial interest authorized at April 30, 2026. Transactions in common shares for each fund at April 30, 2026 were as follows:

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	79,627,689	75,582,242
Shares sold	711,790	3,279,815
Shares issued through reinvestment of distributions	367,308	765,632
Ending shares	80,706,787	79,627,689

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS CONVERTIBLE AND HIGH INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	80,025,019	77,113,129
Shares sold	7,252	2,282,008
Shares issued through reinvestment of distributions	298,043	629,882
Ending shares	80,330,314	80,025,019

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS STRATEGIC TOTAL RETURN FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	160,369,635	160,369,635
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	160,369,635	160,369,635

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	28,002,867	26,877,415
Shares sold	456,435	820,326
Shares issued through reinvestment of distributions	123,558	305,126
Ending shares	28,582,860	28,002,867

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS GLOBAL DYNAMIC INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS GLOBAL TOTAL RETURN FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	9,827,294	9,827,294
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	9,827,294	9,827,294

	SIX MONTHS ENDED	YEAR ENDED
CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund’s common shares at the time such common shares are initially sold. For the period ended April 30, 2026, the Funds sold shares according to the table below:

FUND	AMOUNT IN EXCESS OF NET ASSET VALUE	AVERAGE SALES PRICE
Calamos Convertible Opportunities and Income Fund	$0.0016	$11.4006
Calamos Convertible and High Income Fund	0.0000	10.8853
Calamos Strategic Total Return Fund	—	—
Calamos Dynamic Convertible and Income Fund	0.0060	22.6682
Calamos Global Dynamic Income Fund	—	—
Calamos Global Total Return Fund	—	—
Calamos Long/Short Equity & Dynamic Income Trust	—	—

Outstanding Securities [Table Text Block]
	SIX MONTHS ENDED	YEAR ENDED
CALAMOS GLOBAL DYNAMIC INCOME FUND	APRIL 30, 2026	OCTOBER 31, 2025
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387

Outstanding Security, Held [Shares]		63,864,387	63,864,387	63,864,387

[1]	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
[2]	Calculated by subtracting the Fund’s total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund’s total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.